Schedule of Reconciliation of Cash, Cash Equivalents, and Restricted Cash (Details) - USD ($) $ in Thousands	Sep. 30, 2021	Dec. 31, 2020	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Cash and cash equivalents	$ 690	$ 1,500		$ 3,839
Restricted cash	624	1,180		2,389
Total cash, cash equivalents, and restricted cash shown in the cash flow statement	$ 1,314	2,680	$ 6,228	6,228	$ 3,150
Previously Reported [Member]
Cash and cash equivalents		1,514
Restricted cash		1,180
Total cash, cash equivalents, and restricted cash shown in the cash flow statement		$ 2,694		$ 1,314